Concentration (Details)	12 Months Ended
	Dec. 31, 2017 building state property government_tenant state_government	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Number of state governments | state_government	13
Number of other governments | government_tenant	5
Annualized rental income, excluding properties classified as discontinued operations | Virginia
Concentration Risk [Line Items]
Annualized Rental income percent	23.20%
Annualized rental income, excluding properties classified as discontinued operations | District of Columbia
Concentration Risk [Line Items]
Concentration risk, percentage	43.30%
Annualized Rental income percent	17.70%
Annualized rental income, excluding properties classified as discontinued operations | Maryland
Concentration Risk [Line Items]
Annualized Rental income percent	14.90%
Annualized rental income, excluding properties classified as discontinued operations | California
Concentration Risk [Line Items]
Annualized Rental income percent	9.60%
Annualized rental income, excluding properties classified as discontinued operations | Georgia
Concentration Risk [Line Items]
Annualized Rental income percent	5.60%
Annualized rental income, excluding properties classified as discontinued operations | New York
Concentration Risk [Line Items]
Annualized Rental income percent	4.40%
Annualized rental income, excluding properties classified as discontinued operations | Massachusetts
Concentration Risk [Line Items]
Annualized Rental income percent	3.20%
Annualized rental income, excluding properties classified as discontinued operations | Tenant concentration | U S Government, State Governments, and Other Governments
Concentration Risk [Line Items]
Concentration risk, percentage	62.60%	87.90%	92.80%
Annualized rental income, excluding properties classified as discontinued operations | Tenant concentration | U.S. Government
Concentration Risk [Line Items]
Concentration risk, percentage	43.50%	60.60%	67.00%
Continuing operations
Concentration Risk [Line Items]
Number of properties owned | property	108
Number of buildings | building	167
Number of states in which acquired properties located | state	30